Balanced Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.6%)
Communication Services (5.6%)
*	Alphabet Inc. Class A	931,856	96,662
*	Meta Platforms Inc. Class A	248,827	52,736
	Electronic Arts Inc.	171,913	20,707
*	Walt Disney Co.	113,669	11,382
			181,487
Consumer Discretionary (7.8%)
*	Amazon.com Inc.	650,121	67,151
	McDonald's Corp.	153,578	42,942
	Starbucks Corp.	312,544	32,545
	Home Depot Inc.	92,517	27,304
	TJX Cos. Inc.	340,062	26,647
	NIKE Inc. Class B	112,186	13,758
	Lennar Corp. Class A	106,540	11,198
*	Airbnb Inc. Class A	75,792	9,429
*	Coupang Inc. Class A	514,119	8,226
	DR Horton Inc.	82,712	8,080
*	Lululemon Athletica Inc.	14,124	5,144
			252,424
Consumer Staples (4.9%)
	Coca-Cola Co.	743,804	46,138
	Procter & Gamble Co.	287,302	42,719
	Sysco Corp.	492,253	38,017
	Nestle SA (Registered)	149,241	18,197
	Dollar General Corp.	49,197	10,354
	Pernod Ricard SA	10,225	2,315
			157,740
Energy (3.7%)
	Shell plc	1,407,714	40,332
	ConocoPhillips	275,875	27,370
	Cenovus Energy Inc.	646,591	11,289
	Diamondback Energy Inc.	59,036	7,980
	Pioneer Natural Resources Co.	33,113	6,763
	EOG Resources Inc.	48,711	5,584
	Coterra Energy Inc.	211,188	5,182
	EQT Corp.	143,327	4,574
	Chesapeake Energy Corp.	58,874	4,477
	Phillips 66	28,876	2,927
	Shell plc (XLON)	35,679	1,017
			117,495
Financials (8.0%)
	Progressive Corp.	376,770	53,901

		Shares	Market Value ($000)
	Morgan Stanley	335,302	29,440
	Charles Schwab Corp.	490,813	25,709
	JPMorgan Chase & Co.	179,979	23,453
	Visa Inc. Class A	96,600	21,779
	Mastercard Inc. Class A	59,794	21,730
	Global Payments Inc.	180,664	19,013
	S&P Global Inc.	55,104	18,998
	BlackRock Inc.	25,558	17,101
	Goldman Sachs Group Inc.	34,185	11,182
	American Express Co.	61,855	10,203
	Blackstone Inc.	41,696	3,663
			256,172
Health Care (11.0%)
	UnitedHealth Group Inc.	102,633	48,503
	HCA Healthcare Inc.	181,070	47,745
	Humana Inc.	80,722	39,187
	AstraZeneca plc ADR	542,980	37,688
	Novartis AG (Registered)	383,992	35,258
	Elevance Health Inc.	74,462	34,238
	Pfizer Inc.	807,212	32,934
	Becton Dickinson and Co.	129,226	31,989
	Danaher Corp.	72,810	18,351
	Zoetis Inc.	71,103	11,834
*	Vertex Pharmaceuticals Inc.	32,754	10,320
	Johnson & Johnson	26,398	4,092
			352,139
Industrials (5.9%)
	Raytheon Technologies Corp.	308,878	30,248
	Honeywell International Inc.	157,713	30,142
	Illinois Tool Works Inc.	99,823	24,302
	Deere & Co.	57,379	23,691
	Johnson Controls International plc	386,436	23,271
	Fortive Corp.	339,353	23,134
	Northrop Grumman Corp.	39,496	18,236
	Parker-Hannifin Corp.	54,245	18,232
			191,256
Information Technology (12.5%)
	Microsoft Corp.	569,226	164,108
	Apple Inc.	525,198	86,605
	Texas Instruments Inc.	259,393	48,250
	Taiwan Semiconductor Manufacturing Co. Ltd.	220,049	20,469
*	Salesforce Inc.	102,402	20,458
	Accenture plc Class A	63,051	18,021
*	Advanced Micro Devices Inc.	136,243	13,353
	Intel Corp.	310,569	10,146
	Analog Devices Inc.	42,086	8,300
	KLA Corp.	19,519	7,791
	Cognizant Technology Solutions Corp. Class A	64,141	3,908
			401,409
Materials (1.3%)
	Glencore plc	4,634,436	26,667
	Anglo American plc	416,656	13,859
			40,526
Real Estate (1.2%)
	Welltower Inc.	204,308	14,647
	American Tower Corp.	47,563	9,719

	Shares	Market Value ($000)
VICI Properties Inc. Class A	263,000	8,579
Prologis Inc.	52,535	6,555
		39,500
Utilities (2.7%)
Exelon Corp.	804,033	33,681
Duke Energy Corp.	345,586	33,339
Constellation Energy Corp.	183,698	14,420
American Electric Power Co. Inc.	76,893	6,997
		88,437
Total Common Stocks (Cost $1,665,978)		2,078,585
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.4%)
U.S. Government Securities (8.3%)
	United States Treasury Note/Bond	0.250%	5/15/24	800	763
[1,2]	United States Treasury Note/Bond	0.625%	10/15/24	10,475	9,905
	United States Treasury Note/Bond	1.500%	10/31/24	3,350	3,208
	United States Treasury Note/Bond	4.375%	10/31/24	1,020	1,021
	United States Treasury Note/Bond	0.750%	11/15/24	750	709
	United States Treasury Note/Bond	4.500%	11/30/24	6,700	6,725
	United States Treasury Note/Bond	1.000%	12/15/24	5,350	5,069
	United States Treasury Note/Bond	4.250%	12/31/24	7,650	7,656
	United States Treasury Note/Bond	1.125%	1/15/25	8,600	8,150
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	6,045
	United States Treasury Note/Bond	4.625%	2/28/25	1,100	1,111
	United States Treasury Note/Bond	1.750%	3/15/25	7,880	7,535
	United States Treasury Note/Bond	3.875%	3/31/25	3,500	3,489
	United States Treasury Note/Bond	2.625%	4/15/25	10,390	10,095
	United States Treasury Note/Bond	0.250%	5/31/25	4,850	4,475
	United States Treasury Note/Bond	0.250%	7/31/25	5,655	5,192
	United States Treasury Note/Bond	3.125%	8/15/25	17,700	17,365
	United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,397
	United States Treasury Note/Bond	3.500%	9/15/25	3,760	3,724
	United States Treasury Note/Bond	4.250%	10/15/25	2,800	2,822
	United States Treasury Note/Bond	0.250%	10/31/25	22,365	20,387
	United States Treasury Note/Bond	4.000%	12/15/25	2,000	2,007
	United States Treasury Note/Bond	0.375%	12/31/25	890	811
	United States Treasury Note/Bond	3.875%	1/15/26	3,600	3,601
	United States Treasury Note/Bond	0.375%	1/31/26	5,903	5,359
	United States Treasury Note/Bond	4.000%	2/15/26	15,500	15,563
	United States Treasury Note/Bond	0.750%	3/31/26	1,350	1,235
	United States Treasury Note/Bond	2.500%	3/31/27	1,299	1,241
	United States Treasury Note/Bond	2.750%	7/31/27	4,796	4,618
	United States Treasury Note/Bond	3.125%	8/31/27	650	636
	United States Treasury Note/Bond	4.125%	9/30/27	13,477	13,732
	United States Treasury Note/Bond	4.125%	10/31/27	10,200	10,398
	United States Treasury Note/Bond	3.875%	11/30/27	2,140	2,162
	United States Treasury Note/Bond	3.875%	12/31/27	3,172	3,206
	United States Treasury Note/Bond	4.000%	2/29/28	8,702	8,859
	United States Treasury Note/Bond	3.625%	3/31/28	6,700	6,710
	United States Treasury Note/Bond	3.875%	9/30/29	84	85
	United States Treasury Note/Bond	4.000%	10/31/29	574	588
	United States Treasury Note/Bond	4.125%	11/15/32	78	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.500%	2/15/33	8,174	8,187
	United States Treasury Note/Bond	2.000%	11/15/41	15,866	11,957
	United States Treasury Note/Bond	2.375%	2/15/42	865	695
	United States Treasury Note/Bond	3.375%	8/15/42	16,814	15,776
	United States Treasury Note/Bond	4.000%	11/15/42	4,094	4,203
	United States Treasury Note/Bond	3.875%	2/15/43	4,742	4,784
	United States Treasury Note/Bond	4.000%	11/15/52	1,640	1,740
	United States Treasury Note/Bond	3.625%	2/15/53	8,486	8,426
					266,504
Conventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	539	424
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/41	2	2
[3]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	27	29
[3]	Ginnie Mae I Pool	8.000%	9/15/30	25	26
[3,4]	UMBS Pool	2.500%	4/1/37 - 4/1/38	689	632
					1,113
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41	84	79
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	39	37
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	12	11
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	441	357
[3,4]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	1,223	1,126
[3,4]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,979	1,907
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	66	65
[3,4]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	293	266
[3,4]	Freddie Mac REMICS	3.500%	3/15/31 - 10/15/45	257	242
[3,4]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	112	109
[3]	Ginnie Mae	1.700%	10/20/45	17	17
					4,216
Total U.S. Government and Agency Obligations (Cost $282,272)					271,833
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
[3,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	192	132
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	510	494
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	142	138
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	217	209
[3,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,110
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	56	53
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	121	115
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	699	565
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	9	9
[3,5,6]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	5.384%	9/15/36	870	836
[3,5,6]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	5.583%	10/15/36	425	403
[3,5,6]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	5.334%	8/15/36	440	413
[3,5,6]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	5.584%	8/15/36	95	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	534	475
[3,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	709	628
[3,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	391	376
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	265	233
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	732	623
[3,4,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	10.745%	10/25/28	80	84
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	263
[3,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,871	1,647
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	495	385
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	300	258
[3,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	1,005	888
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	256	212
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	289	230
[3,5,6]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	5.641%	3/15/38	290	281
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	264	221
[3,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	124	111
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	2,875	2,479
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	256
[3,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	875	827
[3,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	710	688
[3,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	519
[3,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	448	373
[3,5]	START Ireland Class A Series 2019-1	4.089%	3/15/44	275	235
[3,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	563	499
[3,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,037	863
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	313	302
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,405	1,252
[3,5]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	770
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $23,384)					20,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (22.9%)
Communications (1.5%)
	America Movil SAB de CV	3.625%	4/22/29	780	729
	America Movil SAB de CV	6.125%	3/30/40	390	422
	AT&T Inc.	2.750%	6/1/31	1,305	1,123
	AT&T Inc.	4.300%	12/15/42	205	179
	AT&T Inc.	3.650%	6/1/51	248	188
	AT&T Inc.	3.500%	9/15/53	895	650
	AT&T Inc.	3.850%	6/1/60	747	560
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	642	434
	Comcast Corp.	3.375%	2/15/25	70	69
	Comcast Corp.	3.400%	4/1/30	145	136
	Comcast Corp.	4.250%	1/15/33	1,032	1,006
	Comcast Corp.	4.200%	8/15/34	730	698
	Comcast Corp.	5.650%	6/15/35	110	118
	Comcast Corp.	4.400%	8/15/35	877	850
	Comcast Corp.	6.500%	11/15/35	24	27
	Comcast Corp.	3.969%	11/1/47	252	213
	Comcast Corp.	4.000%	3/1/48	345	292
	Comcast Corp.	3.999%	11/1/49	602	505
	Comcast Corp.	2.887%	11/1/51	1,520	1,037
	Comcast Corp.	2.450%	8/15/52	1,025	640
	Comcast Corp.	4.049%	11/1/52	2,279	1,921
	Comcast Corp.	2.937%	11/1/56	5,619	3,745
	Comcast Corp.	2.650%	8/15/62	615	375
	Comcast Corp.	2.987%	11/1/63	2,193	1,423
[5]	Cox Communications Inc.	3.150%	8/15/24	63	61
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,425
	Discovery Communications LLC	4.125%	5/15/29	125	116
	Discovery Communications LLC	3.625%	5/15/30	505	449
	Discovery Communications LLC	4.000%	9/15/55	537	356
[5]	Magallanes Inc.	3.755%	3/15/27	302	284
	NBCUniversal Media LLC	4.450%	1/15/43	189	173
[5]	NBN Co. Ltd.	1.625%	1/8/27	760	680
[5]	NBN Co. Ltd.	2.625%	5/5/31	1,105	933
[5]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,795
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	939
[5]	NTT Finance Corp.	2.065%	4/3/31	285	238
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	629
	Orange SA	9.000%	3/1/31	530	666
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	385
[5]	Sky Ltd.	3.750%	9/16/24	1,435	1,405
[3,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	650	646
	Telefonica Emisiones SA	5.213%	3/8/47	490	429
	Telefonica Emisiones SA	5.520%	3/1/49	710	638
	T-Mobile USA Inc.	2.050%	2/15/28	900	799
	T-Mobile USA Inc.	3.875%	4/15/30	1,684	1,579
	T-Mobile USA Inc.	2.550%	2/15/31	575	487
	T-Mobile USA Inc.	2.250%	11/15/31	150	123
	T-Mobile USA Inc.	4.375%	4/15/40	485	434
	T-Mobile USA Inc.	3.000%	2/15/41	151	112
	T-Mobile USA Inc.	4.500%	4/15/50	242	210
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	123
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	95	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.329%	9/21/28	675	666
	Verizon Communications Inc.	2.355%	3/15/32	2,400	1,969
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,302
	Verizon Communications Inc.	4.750%	11/1/41	190	183
	Verizon Communications Inc.	2.987%	10/30/56	128	83
	Walt Disney Co.	2.000%	9/1/29	2,600	2,255
	Walt Disney Co.	2.650%	1/13/31	385	340
	Walt Disney Co.	3.500%	5/13/40	1,490	1,264
	Walt Disney Co.	4.750%	9/15/44	26	25
	Walt Disney Co.	2.750%	9/1/49	560	389
	Walt Disney Co.	3.600%	1/13/51	3,723	3,019
	Walt Disney Co.	3.800%	5/13/60	485	398
[5]	Warnermedia Holdings Inc.	4.054%	3/15/29	150	139
					46,572
Consumer Discretionary (1.0%)
	Amazon.com Inc.	2.800%	8/22/24	220	215
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,181
	Amazon.com Inc.	4.800%	12/5/34	995	1,035
	Amazon.com Inc.	4.950%	12/5/44	580	598
	Amazon.com Inc.	3.950%	4/13/52	780	692
	Amazon.com Inc.	4.250%	8/22/57	1,223	1,116
	American Honda Finance Corp.	2.000%	3/24/28	825	734
[5]	BMW US Capital LLC	2.250%	9/15/23	2,500	2,465
[5]	BMW US Capital LLC	0.800%	4/1/24	390	375
[5]	BMW US Capital LLC	1.250%	8/12/26	840	754
[3]	Duke University	2.832%	10/1/55	775	546
	Emory University	2.143%	9/1/30	765	653
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,359
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	350
[5]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,488
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,543
	Georgetown University	4.315%	4/1/49	150	129
	Georgetown University	2.943%	4/1/50	295	201
	Home Depot Inc.	3.900%	12/6/28	290	286
	Home Depot Inc.	2.700%	4/15/30	215	194
	Home Depot Inc.	3.250%	4/15/32	370	338
	Home Depot Inc.	4.500%	9/15/32	575	579
	Home Depot Inc.	3.300%	4/15/40	825	687
	Home Depot Inc.	4.400%	3/15/45	780	725
	Home Depot Inc.	4.250%	4/1/46	1,332	1,210
	Home Depot Inc.	4.500%	12/6/48	345	325
	Home Depot Inc.	3.125%	12/15/49	75	56
	Home Depot Inc.	2.375%	3/15/51	70	44
	Home Depot Inc.	2.750%	9/15/51	575	394
	Home Depot Inc.	3.625%	4/15/52	655	527
	Home Depot Inc.	4.950%	9/15/52	1,215	1,214
[5]	Hyundai Capital America	0.800%	4/3/23	2,415	2,415
[5]	Hyundai Capital America	0.875%	6/14/24	1,875	1,777
[5]	Hyundai Capital America	1.650%	9/17/26	1,060	939
[3]	Johns Hopkins University	4.083%	7/1/53	200	178
[3]	Johns Hopkins University	2.813%	1/1/60	180	119
	Lowe's Cos. Inc.	3.100%	5/3/27	767	728
	Lowe's Cos. Inc.	6.500%	3/15/29	334	369
	Lowe's Cos. Inc.	3.750%	4/1/32	57	52
	McDonald's Corp.	3.250%	6/10/24	140	138
	McDonald's Corp.	3.625%	9/1/49	342	274
[3]	Northeastern University	2.894%	10/1/50	225	158
	Thomas Jefferson University	3.847%	11/1/57	690	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Chicago	2.761%	4/1/45	165	128
	University of Miami	4.063%	4/1/52	440	380
	VF Corp.	2.800%	4/23/27	595	551
	VF Corp.	2.950%	4/23/30	1,080	909
					32,646
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,281
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,393	1,361
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	543	515
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,807	1,786
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	920
[5]	Cargill Inc.	6.875%	5/1/28	645	694
[5]	Cargill Inc.	2.125%	4/23/30	150	128
[5]	Cargill Inc.	4.760%	11/23/45	635	614
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	430
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	842
	Colgate Palmolive Co.	7.600%	5/19/25	480	509
	Conagra Brands Inc.	4.600%	11/1/25	220	218
	Conagra Brands Inc.	1.375%	11/1/27	345	296
	Conagra Brands Inc.	5.300%	11/1/38	300	294
[5]	Danone SA	2.947%	11/2/26	735	696
	Diageo Capital plc	2.625%	4/29/23	1,230	1,227
	Diageo Capital plc	2.375%	10/24/29	6,156	5,422
	Diageo Capital plc	2.000%	4/29/30	265	226
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	327
	Hormel Foods Corp.	1.700%	6/3/28	135	119
[5]	Kenvue Inc.	5.000%	3/22/30	1,025	1,056
[5]	Kenvue Inc.	5.100%	3/22/43	460	475
[5]	Kenvue Inc.	5.050%	3/22/53	500	516
	Kroger Co.	3.850%	8/1/23	270	268
	Kroger Co.	4.000%	2/1/24	540	536
	McCormick & Co. Inc.	2.500%	4/15/30	135	116
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,700
	PepsiCo Inc.	2.375%	10/6/26	1,945	1,836
	Philip Morris International Inc.	3.600%	11/15/23	620	614
	Philip Morris International Inc.	3.375%	8/11/25	424	411
	Philip Morris International Inc.	5.125%	11/17/27	840	860
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,212
	Philip Morris International Inc.	5.125%	2/15/30	1,785	1,804
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,542
	Philip Morris International Inc.	5.375%	2/15/33	1,171	1,197
	Philip Morris International Inc.	4.875%	11/15/43	145	131
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	488
					32,667
Energy (1.2%)
	BP Capital Markets America Inc.	1.749%	8/10/30	345	286
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,801
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,198
	BP Capital Markets America Inc.	2.772%	11/10/50	470	316
	BP Capital Markets America Inc.	2.939%	6/4/51	925	642
	BP Capital Markets America Inc.	3.001%	3/17/52	1,530	1,075
	BP Capital Markets America Inc.	3.379%	2/8/61	370	267
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	521
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	111
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,396
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,260	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	373
	Energy Transfer LP	5.250%	4/15/29	1,375	1,372
	Energy Transfer LP	5.350%	5/15/45	90	80
	Energy Transfer LP	5.300%	4/15/47	155	136
	Enterprise Products Operating LLC	5.350%	1/31/33	440	457
	Enterprise Products Operating LLC	5.100%	2/15/45	280	267
	Enterprise Products Operating LLC	4.250%	2/15/48	730	622
	Enterprise Products Operating LLC	3.700%	1/31/51	170	132
	Enterprise Products Operating LLC	3.300%	2/15/53	750	544
	Equinor ASA	2.650%	1/15/24	360	354
	Equinor ASA	3.700%	3/1/24	640	633
	Equinor ASA	3.250%	11/10/24	655	644
	Equinor ASA	2.875%	4/6/25	140	136
	Equinor ASA	3.125%	4/6/30	2,350	2,203
	Equinor ASA	2.375%	5/22/30	335	296
	Exxon Mobil Corp.	3.043%	3/1/26	225	218
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,005
	Exxon Mobil Corp.	2.440%	8/16/29	735	673
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	948
	Exxon Mobil Corp.	4.114%	3/1/46	320	288
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,286	1,110
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,087	881
[3,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	775	796
[3,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	867
[5]	QatarEnergy	2.250%	7/12/31	925	786
[5]	QatarEnergy	3.125%	7/12/41	675	527
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	590
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	776
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,107
	Shell International Finance BV	4.125%	5/11/35	1,130	1,084
	Shell International Finance BV	5.500%	3/25/40	345	367
	Shell International Finance BV	4.375%	5/11/45	2,500	2,308
	Shell International Finance BV	3.000%	11/26/51	2,255	1,623
	Suncor Energy Inc.	5.950%	12/1/34	500	514
	Total Capital International SA	3.750%	4/10/24	1,400	1,391
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,252
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	390
					37,443
Financials (9.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	419
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	263
[5]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,391
[5]	AIA Group Ltd.	3.375%	4/7/30	370	340
	Allstate Corp.	5.250%	3/30/33	540	546
	American International Group Inc.	6.250%	5/1/36	245	263
	American International Group Inc.	4.800%	7/10/45	260	236
	American International Group Inc.	4.750%	4/1/48	640	575
	American International Group Inc.	4.375%	6/30/50	375	321
	Ameriprise Financial Inc.	4.500%	5/13/32	335	319
	Ameriprise Financial Inc.	5.150%	5/15/33	730	728
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	512
[5]	Athene Global Funding	1.000%	4/16/24	685	651
[5]	Athene Global Funding	1.985%	8/19/28	10	8
[5]	Athene Global Funding	2.717%	1/7/29	980	819
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Aviation Capital Group LLC	1.950%	9/20/26	415	359
	Banco Santander SA	3.848%	4/12/23	400	400
	Banco Santander SA	1.849%	3/25/26	1,000	896
	Banco Santander SA	2.749%	12/3/30	200	156
	Banco Santander SA	2.958%	3/25/31	200	164
	Bank of America Corp.	3.559%	4/23/27	2,450	2,335
	Bank of America Corp.	3.593%	7/21/28	1,025	964
	Bank of America Corp.	3.419%	12/20/28	512	476
	Bank of America Corp.	4.271%	7/23/29	4,780	4,601
	Bank of America Corp.	3.974%	2/7/30	1,895	1,774
	Bank of America Corp.	3.194%	7/23/30	1,055	937
	Bank of America Corp.	2.496%	2/13/31	1,495	1,267
	Bank of America Corp.	2.572%	10/20/32	490	401
	Bank of America Corp.	4.571%	4/27/33	2,746	2,612
	Bank of America Corp.	3.846%	3/8/37	1,323	1,136
	Bank of America Corp.	5.875%	2/7/42	260	279
	Bank of America Corp.	3.311%	4/22/42	870	670
	Bank of America Corp.	5.000%	1/21/44	1,000	976
	Bank of America Corp.	4.330%	3/15/50	2,235	1,927
	Bank of America Corp.	2.972%	7/21/52	1,225	826
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	455
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	695
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	432
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	445
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,695
	Bank of Nova Scotia	1.950%	2/2/27	360	326
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	877
	Barclays plc	3.932%	5/7/25	1,565	1,523
	Barclays plc	2.852%	5/7/26	220	206
	Barclays plc	2.279%	11/24/27	400	352
	Barclays plc	2.667%	3/10/32	1,070	845
	Barclays plc	3.330%	11/24/42	465	334
[6]	Barclays plc, 3M USD LIBOR + 1.380%	6.252%	5/16/24	1,005	1,002
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	300	270
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	696
	BlackRock Inc.	2.100%	2/25/32	605	506
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	479
[5]	BNP Paribas SA	3.800%	1/10/24	585	578
[5]	BNP Paribas SA	3.375%	1/9/25	1,775	1,703
[5]	BNP Paribas SA	2.819%	11/19/25	1,335	1,268
[5]	BNP Paribas SA	1.323%	1/13/27	585	517
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	1,886
[5]	BNP Paribas SA	2.591%	1/20/28	885	794
[5]	BNP Paribas SA	2.159%	9/15/29	1,743	1,457
[5]	BNP Paribas SA	2.871%	4/19/32	845	704
[5]	BPCE SA	5.700%	10/22/23	270	267
	BPCE SA	4.000%	4/15/24	775	761
[5]	BPCE SA	5.150%	7/21/24	1,260	1,234
[5]	BPCE SA	5.029%	1/15/25	2,220	2,189
[5]	BPCE SA	3.500%	10/23/27	1,780	1,627
[5]	BPCE SA	2.700%	10/1/29	1,450	1,261
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	62
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	473
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	472
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	445
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	904
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,273
	Capital One Financial Corp.	3.200%	2/5/25	760	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,285
	Charles Schwab Corp.	3.200%	3/2/27	545	504
	Charles Schwab Corp.	2.000%	3/20/28	1,100	945
	Charles Schwab Corp.	2.900%	3/3/32	875	730
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	546
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	736
	Citigroup Inc.	0.981%	5/1/25	1,190	1,132
	Citigroup Inc.	1.462%	6/9/27	1,213	1,078
	Citigroup Inc.	3.070%	2/24/28	1,000	930
	Citigroup Inc.	3.520%	10/27/28	1,975	1,847
	Citigroup Inc.	3.878%	1/24/39	1,025	871
	Citigroup Inc.	2.904%	11/3/42	560	400
[5]	CNO Global Funding	1.650%	1/6/25	260	244
[5]	CNO Global Funding	2.650%	1/6/29	370	322
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,810
[5]	Commonwealth Bank of Australia	3.784%	3/14/32	1,927	1,624
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,209
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	608
[5]	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,566
[5]	Corebridge Financial Inc.	4.350%	4/5/42	105	86
[5]	Corebridge Financial Inc.	4.400%	4/5/52	315	246
[5]	Credit Agricole SA	3.750%	4/24/23	1,160	1,159
[5]	Credit Agricole SA	3.250%	10/4/24	2,390	2,312
	Credit Suisse AG	7.500%	2/15/28	1,195	1,268
	Credit Suisse Group AG	3.750%	3/26/25	3,200	2,948
[5]	Credit Suisse Group AG	1.305%	2/2/27	545	464
[5]	Credit Suisse Group AG	3.091%	5/14/32	1,195	959
[5]	Credit Suisse Group AG	6.537%	8/12/33	485	499
[5]	Danske Bank A/S	3.875%	9/12/23	1,220	1,212
[5]	Danske Bank A/S	5.375%	1/12/24	795	792
[5]	Danske Bank A/S	1.621%	9/11/26	855	765
[5]	Danske Bank A/S	1.549%	9/10/27	1,605	1,397
	Deutsche Bank AG	6.720%	1/18/29	305	304
[5]	DNB Bank ASA	1.535%	5/25/27	960	853
[5]	DNB Bank ASA	1.605%	3/30/28	1,330	1,150
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	342
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	728
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	323
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	458
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	739
	Fifth Third Bancorp	4.055%	4/25/28	325	298
	Fifth Third Bancorp	4.337%	4/25/33	215	188
	Fifth Third Bank NA	3.850%	3/15/26	415	379
[5]	Five Corners Funding Trust	4.419%	11/15/23	210	208
[5]	Five Corners Funding Trust III	5.791%	2/15/33	810	831
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,523
[5]	GA Global Funding Trust	1.000%	4/8/24	750	715
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,168
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,910
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	714
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	1,958
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,025
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	769
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,883
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,510
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	37
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,607
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	515
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,541	2,178
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	905
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	185
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,595
	HSBC Holdings plc	0.976%	5/24/25	300	282
	HSBC Holdings plc	1.589%	5/24/27	805	710
	HSBC Holdings plc	2.251%	11/22/27	2,165	1,917
	HSBC Holdings plc	4.041%	3/13/28	890	838
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,432
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,593
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,211
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,311
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,271
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,731
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,059
	HSBC Holdings plc	6.100%	1/14/42	300	321
	HSBC Holdings plc	5.250%	3/14/44	440	388
	Huntington National Bank	4.552%	5/17/28	320	301
	ING Groep NV	3.950%	3/29/27	2,695	2,575
	ING Groep NV	1.726%	4/1/27	500	445
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,505
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	252
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	142
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,131
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	123
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	713
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,135	2,079
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	557
[5]	JAB Holdings BV	2.200%	11/23/30	290	230
[5]	JAB Holdings BV	3.750%	5/28/51	500	340
[5]	JAB Holdings BV	4.500%	4/8/52	860	658
[5]	Jackson National Life Global Funding	1.750%	1/12/25	555	523
	JPMorgan Chase & Co.	3.375%	5/1/23	490	489
	JPMorgan Chase & Co.	3.875%	2/1/24	800	792
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,235
	JPMorgan Chase & Co.	2.069%	6/1/29	740	641
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,040
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,349
	JPMorgan Chase & Co.	4.912%	7/25/33	5,257	5,227
	JPMorgan Chase & Co.	3.109%	4/22/41	835	638
	JPMorgan Chase & Co.	5.400%	1/6/42	750	771
	JPMorgan Chase & Co.	3.157%	4/22/42	560	426
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	5,098
	JPMorgan Chase & Co.	3.109%	4/22/51	845	599
[5]	KBC Group NV	5.796%	1/19/29	235	236
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	80
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	270
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,627
	Loews Corp.	2.625%	5/15/23	440	438
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,390
[5]	LSEGA Financing plc	2.000%	4/6/28	630	541
[5]	LSEGA Financing plc	2.500%	4/6/31	1,110	947
[5]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,084
[5]	Macquarie Group Ltd.	2.871%	1/14/33	1,628	1,319
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	639
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,742	1,632
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	290
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	381
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	246
[5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,000	1,007
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	387
	MetLife Inc.	3.600%	4/10/24	580	572
	MetLife Inc.	4.125%	8/13/42	145	122
	MetLife Inc.	4.875%	11/13/43	530	494
	MetLife Inc.	5.000%	7/15/52	387	362
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	606
[5]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	294
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,083
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	426
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,181
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	525
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	809
	Morgan Stanley	3.700%	10/23/24	750	737
	Morgan Stanley	2.720%	7/22/25	1,750	1,688
	Morgan Stanley	2.630%	2/18/26	1,805	1,714
	Morgan Stanley	3.125%	7/27/26	1,345	1,275
	Morgan Stanley	6.250%	8/9/26	3,000	3,133
	Morgan Stanley	3.625%	1/20/27	1,250	1,203
	Morgan Stanley	3.772%	1/24/29	3,910	3,705
	Morgan Stanley	2.699%	1/22/31	1,105	951
	Morgan Stanley	2.239%	7/21/32	1,805	1,452
	Morgan Stanley	2.511%	10/20/32	615	503
	Morgan Stanley	2.943%	1/21/33	920	780
	Morgan Stanley	4.889%	7/20/33	2,891	2,838
	Morgan Stanley	2.484%	9/16/36	1,475	1,115
	Morgan Stanley	5.297%	4/20/37	270	254
	Morgan Stanley	5.948%	1/19/38	825	819
	Morgan Stanley	4.300%	1/27/45	850	745
	Nasdaq Inc.	3.950%	3/7/52	540	419
	National Australia Bank Ltd.	3.905%	6/9/27	885	859
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,675
[5]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,792
[5]	National Australia Bank Ltd.	3.347%	1/12/37	1,252	1,009
[5]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,573
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,082
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,185
	NatWest Group plc	1.642%	6/14/27	870	767
[5]	NatWest Markets plc	0.800%	8/12/24	670	628
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,757
[5]	New York Life Global Funding	2.900%	1/17/24	810	798
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,213
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	277
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	382
[5]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,670
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	553
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	198
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	715
[5]	Pacific LifeCorp	5.400%	9/15/52	500	494
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	453
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	369
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	899
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,370	1,395
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,290	1,303
	PNC Bank NA	3.300%	10/30/24	460	445
	PNC Bank NA	2.950%	2/23/25	1,105	1,054
	PNC Bank NA	4.200%	11/1/25	255	247
	PNC Bank NA	3.100%	10/25/27	1,165	1,086
	PNC Bank NA	3.250%	1/22/28	1,675	1,556
	PNC Financial Services Group Inc.	3.900%	4/29/24	300	294
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	872
[5]	Protective Life Global Funding	4.714%	7/6/27	750	742
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,576
[5]	RGA Global Funding	2.700%	1/18/29	425	371
	Royal Bank of Canada	5.000%	2/1/33	1,500	1,518
	Santander Holdings USA Inc.	6.499%	3/9/29	325	325
[5]	Standard Chartered plc	1.214%	3/23/25	285	272
[5]	Standard Chartered plc	6.301%	1/9/29	990	1,009
	State Street Corp.	4.821%	1/26/34	450	447
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,915
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,667
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	915	840
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	961
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,002
[5]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	1,010
[5]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	766
[5]	Temasek Financial I Ltd.	2.500%	10/6/70	670	425
	Toronto-Dominion Bank	4.456%	6/8/32	332	322
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,326
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,051
[5]	UBS AG	1.250%	6/1/26	985	865
[5]	UBS Group AG	1.494%	8/10/27	1,160	999
[5]	UBS Group AG	2.095%	2/11/32	720	559
[5]	UBS Group AG	2.746%	2/11/33	330	265
[5]	UBS Group AG	3.179%	2/11/43	855	604
[5]	UniCredit SpA	1.982%	6/3/27	1,015	887
[5]	UniCredit SpA	3.127%	6/3/32	1,000	785
	US Bancorp	3.700%	1/30/24	1,560	1,538
	US Bancorp	2.677%	1/27/33	955	790
	US Bancorp	2.491%	11/3/36	1,860	1,439
	Wachovia Corp.	7.500%	4/15/35	1,000	1,148
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,195
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,541
	Wells Fargo & Co.	3.000%	2/19/25	890	857
	Wells Fargo & Co.	3.550%	9/29/25	860	827
	Wells Fargo & Co.	3.000%	4/22/26	1,045	987
	Wells Fargo & Co.	3.000%	10/23/26	170	159
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,605
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,160
	Wells Fargo & Co.	2.879%	10/30/30	435	377
	Wells Fargo & Co.	2.572%	2/11/31	2,235	1,896
	Wells Fargo & Co.	3.350%	3/2/33	235	204
	Wells Fargo & Co.	4.897%	7/25/33	3,871	3,776
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,259
	Wells Fargo & Co.	4.900%	11/17/45	515	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,798
	Wells Fargo & Co.	4.611%	4/25/53	1,245	1,104
					296,698
Health Care (2.4%)
	AbbVie Inc.	3.800%	3/15/25	575	566
	AdventHealth Obligated Group	2.795%	11/15/51	900	613
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	305
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	392
	Aetna Inc.	2.800%	6/15/23	680	677
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	187
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	172
[5]	Alcon Finance Corp.	5.375%	12/6/32	255	263
[5]	Alcon Finance Corp.	3.800%	9/23/49	305	241
[5]	Alcon Finance Corp.	5.750%	12/6/52	200	212
	Amgen Inc.	5.250%	3/2/30	585	598
	Amgen Inc.	5.600%	3/2/43	902	930
	Amgen Inc.	4.400%	5/1/45	147	130
	Amgen Inc.	4.200%	2/22/52	547	465
	Amgen Inc.	5.750%	3/2/63	420	436
	Ascension Health	2.532%	11/15/29	1,405	1,234
[3]	Ascension Health	4.847%	11/15/53	50	50
	AstraZeneca plc	4.000%	1/17/29	2,270	2,237
	AstraZeneca plc	6.450%	9/15/37	615	725
	Banner Health	2.907%	1/1/42	910	680
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,077
[5]	Bayer US Finance LLC	3.375%	10/8/24	815	793
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	168
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	549
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	530
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	265
	Bristol-Myers Squibb Co.	3.400%	7/26/29	274	260
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3	3
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	470
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,521
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	160
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,217	1,104
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	312
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,123
	Children's Hospital Corp.	2.585%	2/1/50	160	106
	Cigna Group	3.250%	4/15/25	880	853
	Cigna Group	4.375%	10/15/28	515	507
	CommonSpirit Health	4.200%	8/1/23	535	532
	CommonSpirit Health	2.760%	10/1/24	860	833
	CommonSpirit Health	3.347%	10/1/29	1,015	913
	CommonSpirit Health	2.782%	10/1/30	684	584
[3]	CommonSpirit Health	4.350%	11/1/42	601	514
	CommonSpirit Health	4.187%	10/1/49	882	720
	CommonSpirit Health	3.910%	10/1/50	70	54
	Cottage Health Obligated Group	3.304%	11/1/49	295	218
[5]	CSL Finance plc	4.750%	4/27/52	1,164	1,098
[5]	CSL UK Holdings Ltd.	4.250%	4/27/32	2,152	2,085
	CVS Health Corp.	4.300%	3/25/28	43	42
	CVS Health Corp.	1.750%	8/21/30	145	118
	CVS Health Corp.	5.250%	2/21/33	815	830
	CVS Health Corp.	4.875%	7/20/35	315	308
	CVS Health Corp.	4.125%	4/1/40	430	370
	Dignity Health	3.812%	11/1/24	560	551
	Elevance Health Inc.	3.650%	12/1/27	750	725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	4.101%	3/1/28	1,140	1,117
	Elevance Health Inc.	2.550%	3/15/31	1,100	946
	Elevance Health Inc.	5.500%	10/15/32	320	336
	Elevance Health Inc.	4.650%	8/15/44	92	85
	Elevance Health Inc.	6.100%	10/15/52	75	84
	Eli Lilly & Co.	4.875%	2/27/53	270	279
	Eli Lilly & Co.	4.950%	2/27/63	235	241
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	998
	Gilead Sciences Inc.	3.500%	2/1/25	560	549
	Gilead Sciences Inc.	2.600%	10/1/40	780	575
	Gilead Sciences Inc.	4.500%	2/1/45	290	270
	Gilead Sciences Inc.	4.150%	3/1/47	1,640	1,441
	Gilead Sciences Inc.	2.800%	10/1/50	503	348
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,134
[5]	HCA Inc.	3.625%	3/15/32	455	400
[5]	HCA Inc.	4.375%	3/15/42	135	113
[5]	HCA Inc.	4.625%	3/15/52	115	96
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	248
	Inova Health System Foundation	4.068%	5/15/52	475	409
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	358
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	833
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	781
	Mass General Brigham Inc.	3.192%	7/1/49	535	395
	Mass General Brigham Inc.	3.342%	7/1/60	955	686
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	417
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	273
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,413
	Merck & Co. Inc.	4.150%	5/18/43	760	712
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,719
	Novartis Capital Corp.	3.400%	5/6/24	415	410
	Novartis Capital Corp.	4.400%	5/6/44	640	630
	OhioHealth Corp.	2.297%	11/15/31	760	630
	OhioHealth Corp.	2.834%	11/15/41	485	365
	Pfizer Inc.	3.000%	12/15/26	725	698
	Pfizer Inc.	3.450%	3/15/29	2,165	2,090
	Pfizer Inc.	4.100%	9/15/38	1,505	1,413
	Pfizer Inc.	2.550%	5/28/40	163	122
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	204
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	179
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	216
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	847
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	254
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	606
[5]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,546
[5]	Roche Holdings Inc.	2.607%	12/13/51	305	213
	Royalty Pharma plc	3.550%	9/2/50	1,405	967
	Rush Obligated Group	3.922%	11/15/29	330	306
	SSM Health Care Corp.	3.823%	6/1/27	940	898
	Sutter Health	2.294%	8/15/30	560	471
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	229
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	466
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	607	630
	Toledo Hospital	5.750%	11/15/38	545	535
	UnitedHealth Group Inc.	3.100%	3/15/26	430	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,163
	UnitedHealth Group Inc.	2.000%	5/15/30	275	235
	UnitedHealth Group Inc.	2.300%	5/15/31	435	373
	UnitedHealth Group Inc.	4.200%	5/15/32	335	328
	UnitedHealth Group Inc.	4.625%	7/15/35	240	241
	UnitedHealth Group Inc.	3.500%	8/15/39	215	183
	UnitedHealth Group Inc.	2.750%	5/15/40	310	235
	UnitedHealth Group Inc.	3.050%	5/15/41	838	661
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,219
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,485
	UnitedHealth Group Inc.	4.750%	7/15/45	592	583
	UnitedHealth Group Inc.	4.200%	1/15/47	215	191
	UnitedHealth Group Inc.	3.750%	10/15/47	145	122
	UnitedHealth Group Inc.	4.250%	6/15/48	880	792
	UnitedHealth Group Inc.	4.450%	12/15/48	140	130
	UnitedHealth Group Inc.	3.700%	8/15/49	675	552
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	1,092
	UnitedHealth Group Inc.	3.250%	5/15/51	295	222
	UnitedHealth Group Inc.	4.750%	5/15/52	245	239
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,860
	UnitedHealth Group Inc.	3.875%	8/15/59	615	495
					77,407
Industrials (0.9%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	495	390
[5]	Ashtead Capital Inc.	5.550%	5/30/33	200	198
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,061
[5]	BAE Systems plc	3.400%	4/15/30	215	197
	Boeing Co.	1.433%	2/4/24	940	909
	Boeing Co.	2.700%	2/1/27	495	457
	Boeing Co.	3.625%	2/1/31	720	658
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,623
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	237
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	369
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	53
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	294
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	493
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	16
	Canadian National Railway Co.	2.450%	5/1/50	205	134
	Canadian Pacific Railway Co.	2.450%	12/2/31	132	114
	Canadian Pacific Railway Co.	3.100%	12/2/51	770	553
	Carrier Global Corp.	2.722%	2/15/30	448	393
	Caterpillar Inc.	3.400%	5/15/24	810	801
	CSX Corp.	3.350%	9/15/49	235	178
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	452
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	150
[5]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	445	420
	Eaton Corp.	4.150%	3/15/33	510	491
	Eaton Corp.	4.700%	8/23/52	130	125
	Honeywell International Inc.	5.000%	2/15/33	2,098	2,207
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,279
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,181
	Kansas City Southern	4.950%	8/15/45	480	449
	Lockheed Martin Corp.	1.850%	6/15/30	60	51
	Lockheed Martin Corp.	5.250%	1/15/33	2,975	3,173
	Lockheed Martin Corp.	4.500%	5/15/36	211	209
	Lockheed Martin Corp.	4.700%	5/15/46	376	371
	Lockheed Martin Corp.	5.700%	11/15/54	1,755	1,997
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	275	261
	Republic Services Inc.	4.875%	4/1/29	110	111
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,645
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	555
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	937
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	753
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	532
	Union Pacific Corp.	3.700%	3/1/29	505	490
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	424
	Union Pacific Corp.	3.250%	2/5/50	72	55
	Union Pacific Corp.	3.799%	10/1/51	696	585
	Union Pacific Corp.	3.500%	2/14/53	1,025	809
	Union Pacific Corp.	3.750%	2/5/70	335	255
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	126	118
					30,329
Materials (0.0%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	450
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	80	80
	American Tower Corp.	4.400%	2/15/26	450	444
	American Tower Corp.	3.800%	8/15/29	981	912
[5]	American Tower Trust I	5.490%	3/15/28	2,070	2,089
	Boston Properties LP	3.125%	9/1/23	355	348
	Boston Properties LP	3.800%	2/1/24	45	43
	Crown Castle Inc.	3.800%	2/15/28	123	117
	Crown Castle International Corp.	3.650%	9/1/27	285	270
	Crown Castle International Corp.	2.100%	4/1/31	1,813	1,479
	CubeSmart LP	2.250%	12/15/28	360	310
	Healthpeak OP LLC	2.125%	12/1/28	880	763
	Healthpeak OP LLC	3.000%	1/15/30	930	815
	Realty Income Corp.	2.200%	6/15/28	735	648
	Realty Income Corp.	3.250%	1/15/31	380	334
	Realty Income Corp.	2.850%	12/15/32	545	450
[5]	SBA Tower Trust	1.840%	4/15/27	1,570	1,371
[5]	SBA Tower Trust	2.836%	1/15/50	725	686
[5]	SBA Tower Trust	1.884%	7/15/50	265	240
[5]	SBA Tower Trust	1.631%	5/15/51	1,060	924
[5]	SBA Tower Trust	2.593%	10/15/56	1,500	1,205
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	653
	Simon Property Group LP	3.750%	2/1/24	90	89
	Simon Property Group LP	3.375%	10/1/24	275	268
	Simon Property Group LP	2.450%	9/13/29	1,160	993
					15,531
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	620	613
	Apple Inc.	3.450%	5/6/24	1,000	989
	Apple Inc.	2.850%	5/11/24	1,225	1,204
	Apple Inc.	3.250%	2/23/26	1,020	998
	Apple Inc.	2.450%	8/4/26	1,170	1,114
	Apple Inc.	3.350%	2/9/27	1,545	1,508
	Apple Inc.	3.200%	5/11/27	1,065	1,038
	Apple Inc.	2.900%	9/12/27	2,250	2,154
	Apple Inc.	3.850%	5/4/43	430	392
	Apple Inc.	4.450%	5/6/44	120	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.850%	8/4/46	985	878
	Apple Inc.	2.650%	5/11/50	640	452
	Apple Inc.	2.550%	8/20/60	1,201	796
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	295
	Broadcom Inc.	4.110%	9/15/28	1,452	1,389
	Broadcom Inc.	4.150%	11/15/30	130	120
[5]	Broadcom Inc.	2.600%	2/15/33	710	557
	Cisco Systems Inc.	2.500%	9/20/26	431	407
	Intel Corp.	2.875%	5/11/24	800	787
	Intel Corp.	2.000%	8/12/31	105	86
	Intel Corp.	4.150%	8/5/32	437	422
	Intel Corp.	5.200%	2/10/33	1,505	1,531
	Intel Corp.	5.625%	2/10/43	1,906	1,952
	Intel Corp.	4.100%	5/19/46	1,360	1,158
	Intel Corp.	3.250%	11/15/49	600	427
	Intel Corp.	4.750%	3/25/50	407	372
	Intel Corp.	3.050%	8/12/51	1,610	1,100
	Intel Corp.	4.900%	8/5/52	3,405	3,171
	Intel Corp.	5.700%	2/10/53	840	856
	Intel Corp.	3.200%	8/12/61	425	281
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,454
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,339
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,794
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,102
	Microsoft Corp.	2.700%	2/12/25	760	741
	Microsoft Corp.	3.125%	11/3/25	435	424
	Microsoft Corp.	2.400%	8/8/26	1,890	1,798
	Microsoft Corp.	3.500%	2/12/35	605	574
	Microsoft Corp.	3.450%	8/8/36	822	761
	Microsoft Corp.	2.525%	6/1/50	3,336	2,349
	Microsoft Corp.	2.921%	3/17/52	3,287	2,491
	Oracle Corp.	2.950%	11/15/24	2,190	2,128
	Oracle Corp.	1.650%	3/25/26	895	822
	Oracle Corp.	3.250%	11/15/27	1,488	1,400
	QUALCOMM Inc.	1.300%	5/20/28	744	649
	QUALCOMM Inc.	2.150%	5/20/30	1,075	942
	QUALCOMM Inc.	1.650%	5/20/32	1,112	899
	QUALCOMM Inc.	4.250%	5/20/32	175	175
	QUALCOMM Inc.	4.500%	5/20/52	463	431
	S&P Global Inc.	2.700%	3/1/29	345	314
	S&P Global Inc.	2.900%	3/1/32	2,041	1,820
	S&P Global Inc.	3.700%	3/1/52	45	37
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	1,033
	Teledyne Technologies Inc.	2.750%	4/1/31	1,178	1,006
					58,650
Utilities (3.4%)
	AEP Texas Inc.	4.150%	5/1/49	145	120
	AEP Texas Inc.	3.450%	1/15/50	380	280
	AEP Transmission Co. LLC	4.500%	6/15/52	265	242
	Alabama Power Co.	5.200%	6/1/41	120	118
	Alabama Power Co.	4.100%	1/15/42	215	177
	Alabama Power Co.	3.750%	3/1/45	630	508
	Alabama Power Co.	4.300%	7/15/48	775	671
	Ameren Illinois Co.	3.800%	5/15/28	590	575
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,037
	Ameren Illinois Co.	3.700%	12/1/47	140	115
	American Water Capital Corp.	2.950%	9/1/27	540	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	4.450%	6/1/32	590	581
	American Water Capital Corp.	3.750%	9/1/47	45	36
	American Water Capital Corp.	4.200%	9/1/48	845	723
	American Water Capital Corp.	4.150%	6/1/49	25	21
	American Water Capital Corp.	3.450%	5/1/50	95	72
	Arizona Public Service Co.	3.350%	5/15/50	410	289
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	164
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,252
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	27
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,468
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	99
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	548	501
[5]	Boston Gas Co.	3.150%	8/1/27	140	129
[5]	Boston Gas Co.	3.757%	3/16/32	120	108
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	90
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,368
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	173
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,137
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,339
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	898
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	176
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	351
	Cleco Securitization I LLC	4.646%	9/1/44	765	755
	Commonwealth Edison Co.	2.950%	8/15/27	645	606
	Commonwealth Edison Co.	4.350%	11/15/45	375	331
	Commonwealth Edison Co.	3.650%	6/15/46	175	138
	Commonwealth Edison Co.	4.000%	3/1/48	368	313
	Commonwealth Edison Co.	3.850%	3/15/52	195	159
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	878
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	61
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	42
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	410
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	292	329
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,640	2,356
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	619
	Consumers Energy Co.	4.200%	9/1/52	555	487
	Delmarva Power & Light Co.	3.500%	11/15/23	305	301
	Dominion Energy Inc.	3.375%	4/1/30	178	161
	Dominion Energy Inc.	5.375%	11/15/32	1,950	2,001
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,008
	Dominion Energy Inc.	4.600%	3/15/49	760	665
	Dominion Energy Inc.	4.850%	8/15/52	1,216	1,100
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	156
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	46
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	97
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	186
	DTE Electric Co.	5.400%	4/1/53	195	204
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	152
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	534
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	376
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	1,121
	Duke Energy Corp.	2.650%	9/1/26	315	295
	Duke Energy Corp.	3.400%	6/15/29	350	324
	Duke Energy Corp.	4.500%	8/15/32	495	478
	Duke Energy Corp.	3.300%	6/15/41	945	713
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,112
	Duke Energy Corp.	3.750%	9/1/46	265	207
	Duke Energy Corp.	4.200%	6/15/49	525	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	3.500%	6/15/51	990	727
	Duke Energy Corp.	5.000%	8/15/52	1,298	1,208
	Duke Energy Florida LLC	6.350%	9/15/37	200	223
	Duke Energy Florida LLC	5.950%	11/15/52	155	173
	Duke Energy Progress LLC	6.300%	4/1/38	365	410
	Duke Energy Progress LLC	4.100%	3/15/43	118	102
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,760
	Duke Energy Progress LLC	2.500%	8/15/50	70	44
	Duke Energy Progress LLC	2.900%	8/15/51	70	48
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	832
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	266
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	316
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	465
[5]	Electricite de France SA	4.875%	9/21/38	2,200	1,969
	Emera US Finance LP	3.550%	6/15/26	716	683
	Entergy Louisiana LLC	3.120%	9/1/27	410	385
	Evergy Inc.	2.450%	9/15/24	425	408
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	456
	Evergy Metro Inc.	2.250%	6/1/30	205	174
	Evergy Metro Inc.	4.200%	3/15/48	137	116
	Eversource Energy	2.900%	10/1/24	690	667
	Eversource Energy	3.150%	1/15/25	110	107
	Eversource Energy	3.300%	1/15/28	400	376
	Eversource Energy	3.375%	3/1/32	70	63
	Exelon Corp.	3.350%	3/15/32	540	483
	Florida Power & Light Co.	5.050%	4/1/28	340	351
	Florida Power & Light Co.	5.100%	4/1/33	370	383
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,044
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,012
	Florida Power & Light Co.	5.950%	2/1/38	785	864
	Florida Power & Light Co.	5.690%	3/1/40	675	728
	Florida Power & Light Co.	3.700%	12/1/47	368	305
	Florida Power & Light Co.	5.300%	4/1/53	535	568
	Fortis Inc.	3.055%	10/4/26	1,195	1,121
	Georgia Power Co.	4.700%	5/15/32	655	649
	Georgia Power Co.	5.400%	6/1/40	205	200
	Georgia Power Co.	4.750%	9/1/40	988	902
	Georgia Power Co.	4.300%	3/15/42	1,076	949
	Georgia Power Co.	3.700%	1/30/50	170	132
	Georgia Power Co.	5.125%	5/15/52	710	694
	Indiana Michigan Power Co.	4.250%	8/15/48	415	356
[5]	ITC Holdings Corp.	4.950%	9/22/27	60	60
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	615
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	610
[5]	Metropolitan Edison Co.	5.200%	4/1/28	60	61
[5]	Metropolitan Edison Co.	4.300%	1/15/29	249	239
	MidAmerican Energy Co.	4.400%	10/15/44	15	14
	MidAmerican Energy Co.	4.250%	5/1/46	45	39
	MidAmerican Energy Co.	4.250%	7/15/49	315	282
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,023
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	212
[5]	Monongahela Power Co.	5.400%	12/15/43	135	137
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	407
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,007
	Nevada Power Co.	3.125%	8/1/50	305	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	397
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	843
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	589
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	366
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	525
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,225	1,035
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	135	136
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	944
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	369
	NiSource Inc.	5.250%	3/30/28	599	610
	NiSource Inc.	5.250%	2/15/43	390	389
	NiSource Inc.	4.800%	2/15/44	255	236
	NiSource Inc.	5.000%	6/15/52	2,036	1,937
	Northern States Power Co.	2.250%	4/1/31	145	123
	Northern States Power Co.	6.250%	6/1/36	2,000	2,221
	Northern States Power Co.	4.500%	6/1/52	35	32
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,089
	Oglethorpe Power Corp.	5.950%	11/1/39	170	174
	Oglethorpe Power Corp.	4.550%	6/1/44	50	42
	Oglethorpe Power Corp.	4.250%	4/1/46	537	409
[5]	Oglethorpe Power Corp.	4.500%	4/1/47	115	98
	Oglethorpe Power Corp.	5.050%	10/1/48	65	59
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	145
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	670	667
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	71
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	239
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	622
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	518	513
	Pacific Gas and Electric Co.	6.150%	1/15/33	603	619
	Pacific Gas and Electric Co.	4.500%	7/1/40	679	559
	Pacific Gas and Electric Co.	6.700%	4/1/53	345	355
	PacifiCorp	6.250%	10/15/37	2,000	2,240
	PacifiCorp	4.125%	1/15/49	26	22
	PacifiCorp	4.150%	2/15/50	345	295
	PacifiCorp	3.300%	3/15/51	169	125
	PECO Energy Co.	4.600%	5/15/52	280	262
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	30	30
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	87
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	360
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	736
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	698
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	260	242
	Potomac Electric Power Co.	6.500%	11/15/37	750	863
	PPL Electric Utilities Corp.	5.250%	5/15/53	480	497
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	637
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	118
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	130
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	474
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	15
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	638
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,257
[3]	SCE Recovery Funding LLC	0.861%	11/15/33	269	229
	SCE Recovery Funding LLC	1.942%	5/15/40	110	82
	SCE Recovery Funding LLC	2.510%	11/15/43	100	69
	Sempra Energy	3.250%	6/15/27	4,095	3,839
	Sempra Energy	6.000%	10/15/39	600	631
	Sierra Pacific Power Co.	3.375%	8/15/23	850	843
	Sierra Pacific Power Co.	2.600%	5/1/26	221	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	3.700%	8/1/25	90	88
	Southern California Edison Co.	5.950%	11/1/32	620	672
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,079
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,305
	Southern California Edison Co.	6.050%	3/15/39	55	59
	Southern California Edison Co.	4.650%	10/1/43	100	91
	Southern California Edison Co.	4.000%	4/1/47	195	161
	Southern California Edison Co.	4.125%	3/1/48	645	533
	Southern California Edison Co.	4.875%	3/1/49	87	81
	Southern California Edison Co.	3.650%	2/1/50	155	120
	Southern California Edison Co.	5.700%	3/1/53	210	219
	Southern California Gas Co.	2.600%	6/15/26	820	775
	Southern California Gas Co.	6.350%	11/15/52	250	288
	Southern Co.	2.950%	7/1/23	1,280	1,272
	Southern Co.	4.400%	7/1/46	755	657
	Southwest Gas Corp.	2.200%	6/15/30	230	190
	Southwestern Electric Power Co.	6.200%	3/15/40	400	420
	Southwestern Public Service Co.	3.700%	8/15/47	102	80
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,145
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	544
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	510
	Tucson Electric Power Co.	5.500%	4/15/53	210	214
	Union Electric Co.	4.000%	4/1/48	423	351
	Union Electric Co.	3.900%	4/1/52	245	206
	Union Electric Co.	5.450%	3/15/53	250	261
	Virginia Electric and Power Co.	3.500%	3/15/27	435	419
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	722
					107,646
Total Corporate Bonds (Cost $802,277)					736,039
Sovereign Bonds (0.4%)
[5]	Airport Authority Hong Kong	4.875%	1/12/30	705	723
[5]	Airport Authority Hong Kong	4.875%	1/12/33	430	442
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	390	395
[5]	Government of Bermuda	2.375%	8/20/30	400	342
[5]	Government of Bermuda	3.375%	8/20/50	200	143
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,161
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,151
	Republic of Chile	2.550%	1/27/32	540	462
	Republic of Chile	2.550%	7/27/33	1,085	894
	Republic of Chile	3.500%	1/31/34	545	486
	Republic of Chile	3.500%	4/15/53	575	430
	Republic of Chile	3.100%	1/22/61	410	269
[5]	Saudi Government International Bond	4.875%	7/18/33	527	534
[5]	State of Qatar	3.875%	4/23/23	1,985	1,981
[5]	State of Qatar	4.400%	4/16/50	430	401
	United Mexican States	4.400%	2/12/52	890	696
Total Sovereign Bonds (Cost $12,241)					11,510
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	127
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	73
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,063
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	254
	California GO	7.500%	4/1/34	155	194
	California GO	7.350%	11/1/39	1,550	1,933
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	175	164
	California State University College & University Revenue	2.719%	11/1/52	350	242
	California State University College & University Revenue	2.939%	11/1/52	445	311
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,730	1,998
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	800	924
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	616
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	205
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	570	564
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	381
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	65
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	175
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	535	494
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	825
[7]	Foothill-Eastern Transportation Corridor Agency CA Highway Revenue	3.924%	1/15/53	345	292
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	2,006	2,199
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	58
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	103
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	290	268
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	143
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	696
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	204
	Houston TX GO	6.290%	3/1/32	315	336
	Illinois GO	5.100%	6/1/33	4,395	4,384
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	836
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	375	375
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	131
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	281
[7]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	599
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	754
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,101
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	398
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	513
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	558
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	259
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	520
	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	494
	New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	412
	New York Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	50	51
	New York Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	854
	New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	827
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	531
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	283
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	415
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	233
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	450	346
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	583
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	726
[7]	Oregon School Boards Assn. GO	5.528%	6/30/28	2,000	2,025
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	755
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,080
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	66
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	345
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,098
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	636
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	447
	Riverside CA General Fund Revenue	3.857%	6/1/45	260	224
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	265
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	796
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	420	431
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	615	651
	Texas Transportation Commission GO	2.562%	4/1/42	235	180
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	385
	University of California College & University Revenue	1.316%	5/15/27	385	343
	University of California College & University Revenue	1.614%	5/15/30	645	536
	University of California College & University Revenue	4.765%	5/15/44	145	144
	University of California College & University Revenue	3.931%	5/15/45	570	525
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	94
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	815
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	313
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,238
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	534
	University of Michigan College & University Revenue	3.504%	4/1/52	210	176
	University of Minnesota College & University Revenue	4.048%	4/1/52	840	766
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	84	83
Total Taxable Municipal Bonds (Cost $54,927)					50,110
				Shares
Temporary Cash Investments (1.4%)
Money Market Fund (0.0%)
[10]	Vanguard Market Liquidity Fund	4.839%		117	12

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.4%)
NatWest Markets plc (Dated 3/31/23, Repurchase Value $43,817,000, collateralized by U.S. Treasury Note/Bond 1.500%, 2/15/30, with a value of $44,676,000)	4.770%	4/3/23	43,800	43,800
Total Temporary Cash Investments (Cost $43,811)				43,812
Total Investments (99.9%) (Cost $2,884,890)				3,212,431
Other Assets and Liabilities—Net (0.1%)				2,474
Net Assets (100%)				3,214,905
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $8,000 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2	Securities with a value of $662,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $198,529,000, representing 6.2% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	30	6,194	83
5-Year U.S. Treasury Note	June 2023	312	34,166	743
10-Year U.S. Treasury Note	June 2023	20	2,298	(18)
				808

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2023	(29)	(3,513)	(124)
				684
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,940,940	137,645	—	2,078,585
U.S. Government and Agency Obligations	—	271,833	—	271,833
Asset-Backed/Commercial Mortgage-Backed Securities	—	20,542	—	20,542
Corporate Bonds	—	736,039	—	736,039
Sovereign Bonds	—	11,510	—	11,510
Taxable Municipal Bonds	—	50,110	—	50,110
Temporary Cash Investments	12	43,800	—	43,812
Total	1,940,952	1,271,479	—	3,212,431
Derivative Financial Instruments
Assets
Futures Contracts[1]	826	—	—	826
Liabilities
Futures Contracts[1]	142	—	—	142
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.